Long-Term Debt and Credit Facilities - Summary of Components of Long-Term Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015	Jul. 31, 2013
Debt Instrument [Line Items]
Long term debt	$ 100,781	$ 110,938
Unamortized debt discount	(2,847)	(4,440)
Current portion of long-term debt	(12,500)	(10,156)
Long term debt non current	95,434	96,342
Term Loan [Member]
Debt Instrument [Line Items]
Long term debt	100,781	$ 110,938
Unamortized debt discount			$ (7,050)
Asset Based Loan [Member]
Debt Instrument [Line Items]
Long term debt	$ 10,000